Revenue and other operating income - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Pool Revenue
Disclosure Of Revenue Sources [Line Items]
TCE rates per day for VLCCs	$ 45,600	$ 53,100
Average VLCC hire days	2,564	6,977
Spot Voyages
Disclosure Of Revenue Sources [Line Items]
TCE rates per day for VLCCs	$ 54,600	$ 69,700